Acquisition and sale of businesses and brands and purchase of non-controlling interests - Assets and liabilities held for sale (Details) - USD ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Assets and Liabilities Held For Sale [Line Items]
Intangible assets	$ 14,776	$ 14,814	$ 14,506
Property, plant and equipment	9,528	8,509	7,738
Deferred tax assets	150	143
Inventories	10,658	9,720
Trade and other receivables	3,504	3,487
Corporate tax receivables	354	304
Cash and cash equivalents	2,200	1,130	1,813
Assets held for sale	257	130
Trade and other payables	(6,952)	(6,354)
Corporate tax payables	(138)	(136)
Provisions	(539)	(397)	(456)
Deferred tax liabilities	(2,944)	(2,947)
Bank overdrafts	22	21	$ 45
Loans and leases	(653)	(604)
Liabilities held for sale	(193)	(48)
Total	13,178	12,070
Disposal groups classified as held for sale
Disclosure Of Assets and Liabilities Held For Sale [Line Items]
Intangible assets	1	0
Property, plant and equipment	146	52
Deferred tax assets	0	18
Inventories	50	20
Trade and other receivables	40	10
Corporate tax receivables	2	0
Cash and cash equivalents	18	30
Assets held for sale	257	130
Trade and other payables	(137)	(44)
Corporate tax payables	0	(1)
Provisions	0	(3)
Deferred tax liabilities	(40)	0
Bank overdrafts	4	0
Loans and leases	(5)	0
Post-employment benefit liabilities	(7)	0
Liabilities held for sale	(193)	(48)
Total	$ 64	$ 82